24. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share, basic and diluted
	2019	2018	2017

Earnings attributable to Company’s owners	3,367,517	2,835,068	2,519,310
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	4.93	4.15	3.69